Document and Entity Information	Jun. 12, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 12, 2020
Entity Registrant Name	Arena Pharmaceuticals, Inc.
Entity Central Index Key	0001080709
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Entity File Number	000-31161
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	23-2908305
Entity Address, Address Line One	6154 Nancy Ridge Drive
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	453-7200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	ARNA
Security Exchange Name	NASDAQ